Fair Value (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financial assets classified as level 3 Investments
Cost	$ 124		$ 126
Gross Unrealized (Loss)/Gain	(49)	[1]	(51)	[1]
Estimated Fair Value	75		75
Auction rate securities [Member]
Financial assets classified as level 3 Investments
Cost	99		99
Gross Unrealized (Loss)/Gain	(36)	[1]	(38)	[1]
Estimated Fair Value	63		61
Mortgage-backed security [Member]
Financial assets classified as level 3 Investments
Cost	25		27
Gross Unrealized (Loss)/Gain	(13)	[1]	(13)	[1]
Estimated Fair Value	$ 12		$ 14

[1]	Unrealized losses, net of tax, are reported in accumulated other comprehensive loss in RAI's condensed consolidated balance sheets as of December 31, 2011 and 2010.